UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01701

Davis New York Venture Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

DAVIS GLOBAL FUND

PART OF DAVIS NEW YORK VENTURE FUND, INC.


APRIL 30, 2005


SEMI-ANNUAL REPORT




                           [DAVIS FUNDS LOGO OMITTED]

                                TABLE OF CONTENTS

Management's Discussion and Analysis..........................................2


Expense Example...............................................................5


Fund Overview.................................................................7


Schedule of Investments.......................................................8


Statement of Assets and Liabilities..........................................10


Statement of Operations......................................................11


Statement of Changes in Net Assets...........................................12


Notes to Financial Statements................................................13


Financial Highlights.........................................................18


Fund Information.............................................................19


Director Approval of Advisory Agreements.....................................20


Directors and Officers.......................................................23

DAVIS GLOBAL FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

Davis Global Fund began operations on December 22, 2004. During the period from inception through April 30, 2005, the stock market, as measured by the Morgan Stanley Capital International World Index(1), declined by 2.09%.

PERFORMANCE OVERVIEW

Davis Global Fund's Class A shares declined 0.04%, on net asset value, for the period from December 22, 2004 (inception date) through April 30, 2005(2), out-performing the Morgan Stanley Capital International World Index(1). To manage Davis Global Fund, Davis Advisors performs extensive research to identify well-managed international businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

Davis Global Fund was declared effective by the Securities and Exchange Commission on December 22, 2004. Initial shareholders(3) invested cash in the Fund and portfolio managers Christopher Davis, Jae Chung, Tania Pouschine, Danton Goei, Chip Tucker, and Kent Whitaker began active management of the fund on the same date.

The Fund's largest holdings during the period from inception through April 30, 2005, were in consumer discretionary companies, and, unfortunately, that was the weakest sector, in some measures of the market. During the same time period, NTL(4), decreased by 9.89% and Hunter Douglas, after adjusting for exchange rates, decreased by 6.72% and were the Fund's weakest holdings in this sector.

The Fund's second largest sector holdings were in financial companies. During the period from inception through April 30, 2005, Groupe Bruxelles increased by 13.63% after adjusting for exchange rates. Nong Shim Holdings increased by 44.26%, after adjusting for exchange rates, since being purchased shortly after inception and AFLAC increased by 12.20% since being purchased in April 2005. However, the Fund's large holding in American International Group, coupled with its performance, down by 24.61% since being purchased in January 2005, made American International Group the single largest detractor from performance(5) and resulted in the Fund's financial holdings being slightly down over the period.

The Fund's third largest sector holdings were in consumer staple companies. On average the Fund's consumer staples companies made a positive contribution to performance. During the period from inception through April 30, 2005, Diageo increased by 7.31% after adjusting for exchange rates. Since being purchased shortly after inception, Lotte Chilsung increased by 13.34% and Lotte Confectionery decreased by 12.50%, after adjusting both for exchange rates.

DAVIS GLOBAL FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Tenaris, an energy company, merits special mention. The Fund's investment in the company coupled with its performance, up 26.41% since being purchased in January 2005, made Tenaris the single largest contributor to the Fund's performance. Other companies contributing to performance included Telewest Global, a telecommunication service company, and Rentokil, an industrial company. Telewest Global increased by 11.69% and Rentokil increased by 9.86% after adjusting for exchange rates, during the period from inception through April 30, 2005.

Individual companies detracting from performance included: Kuehne & Nagel, an industrial company, and SK Telecom, a telecommunication service company. During the period from inception through April 30, 2005, SK Telecom decreased by 7.48%. Kuehne & Nagel decreased by 7.97% after adjusting for exchange rates since being purchased in March 2005.

As of April 30, 2005 the Fund had 73% of its portfolio invested in foreign companies, and they had a positive impact on the Fund's performance over the period.

------------------------------------------------

This semi-annual report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Global Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Global Fund are: (1) foreign country risk, (2) foreign currency risk, (3) market risk, (4) company risk, (5) medium capitalization risk, (6) headline risk, (7) focused portfolio risk, and (8) selection risk. See the prospectus for a full description of each risk.

(1) The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad global stock market. Investments cannot be made directly in the Index.

DAVIS GLOBAL FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the cumulative total returns for Davis Global Fund's Class A shares for the period ended April 30, 2005. Returns for other classes of shares will vary from the following returns:

(Without a 4.75% sales charge taken into consideration)

-------------------------------- -----------------------
FUND NAME                        INCEPTION
-------------------------------- -----------------------
Davis Global Fund A              (0.04%) - 12/22/04
-------------------------------- -----------------------


(With the maximum 4.75% sales charge taken into consideration)
-------------------------------- ----------------------
FUND NAME                        INCEPTION
-------------------------------- ----------------------
Davis Global Fund A              (4.80%) - 12/22/04
-------------------------------- ----------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.


(3) Class A, B, and C shares of Davis Global Fund have been registered with the Securities and Exchange Commission and the states of Arizona, New Mexico, and New York. Shares of Davis Global Fund are not available for sale in any other state or jurisdiction. Currently, only the directors, officers and employees of the Fund or its investment adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

(4) This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund's holdings of each company discussed.

(5) A company's contribution to the Fund's performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

Shares of the Davis Global Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS GLOBAL FUND
EXPENSE EXAMPLE (Unaudited)

================================================================================

                             BEGINNING         ENDING         EXPENSES PAID
                           ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                            (12/22/04)       (04/30/05)    (12/22/04-04/30/05)
                            ----------       ----------    -------------------
CLASS A
  Actual..................   $1,000.00         $999.56            $3.71
  Hypothetical............   $1,000.00        $1,013.96           $3.74

CLASS B
  Actual..................   $1,000.00         $996.00            $7.23
  Hypothetical............   $1,000.00        $1,010.43           $7.28

CLASS C
  Actual..................   $1,000.00         $996.00            $7.23
  Hypothetical............   $1,000.00        $1,010.43           $7.28


Hypothetical assumes 5% annual return before expenses.


*Expenses are equal to the Class's annualized expense ratio, multiplied by the average account value over the period, multiplied by 129/365 (to reflect the period since commencement of operations). See page 6 for a description of the "Expense Example". The annualized expense ratios for the period from December 22, 2004 (commencement of operations) to April 30, 2005 are as follows:

                                  ANNUALIZED EXPENSE
                                        RATIO**
                                  ------------------
Class A.....................           1.05%
Class B.....................           2.05%
Class C.....................           2.05%





** Reflects a waiver of fees and/or a reimbursement of expenses. Without the waiver and/or reimbursement, the expense ratio would have been 2.12%, 3.11%, and 3.11% for Class A, Class B, and Class C, respectively.

DAVIS GLOBAL FUND
EXPENSE EXAMPLE (Unaudited) - Continued

================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH CLASS.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 12/22/04 to 04/30/05. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND
FUND OVERVIEW
At April 30, 2005 (Unaudited)

================================================================================

                               [GRAPHIC OMITTED]

                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                    ---------------------------------------
                    Common Stock                     97.3%
                    Short Term Investments,
                     Other Assets, & Liabilities      2.7%



                                SECTOR ALLOCATION
                             (% OF STOCK HOLDINGS)
                             ---------------------
                    Media                            14.5%
                    Consumer Durables                13.6%
                    Food, Beverage & Tobacco         12.4%
                    Insurance                        10.7%
                    Diversified Financials            7.8%
                    Telecommunication                 7.5%
                    Transportation                    7.2%
                    Health Care                       6.9%
                    Energy                            3.7%
                    Other                             3.7%
                    Commercial Services               3.1%
                    Software & Services               3.1%
                    Consumer Services                 2.9%
                    Technology Hardware               2.9%

TOP 10 HOLDINGS                                                   % OF FUND
STOCK                                                              NET ASSETS
-------------------------------------------------------------------------------
Lagardere S.C.A.                                                      7.41%
American International Group, Inc.                                    7.19%
Groupe Bruxelles Lambert S.A.                                         6.37%
Hunter Douglas NV                                                     5.53%
Telewest Global, Inc.                                                 4.80%
Heineken Holding NV, Class A                                          4.70%
Kuehne & Nagel International AG, Registered                           4.38%
Essilor International S.A.                                            4.22%
Koninklijke (Royal) Philips Electronics NV, NY Shares                 4.11%
NTL Inc.                                                              3.88%

                                                                  % OF STOCK
SECTOR ALLOCATION                                                  HOLDINGS
-------------------------------------------------------------------------------
Europe                                                               62.83%
Asia                                                                 10.21%
United States                                                        26.96%

DAVIS GLOBAL FUND
SCHEDULE OF INVESTMENTS
At April 30, 2005 (Unaudited)

==============================================================================================================
                                                                                                     VALUE
     SHARES                                          SECURITY                                      (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - (97.31%)

     BELGIUM - (6.37%)
         4,900    Groupe Bruxelles Lambert S.A. .............................................  $     441,255
                                                                                               -------------
     FINLAND - (2.86%)
        12,400    Nokia Oyj, ADR.............................................................        198,152
                                                                                               -------------
     FRANCE - (11.63%)
         4,100    Essilor International S.A. ................................................        292,718
         7,100    Lagardere S.C.A. ..........................................................        513,474
                                                                                               -------------
                                                                                                     806,192
     GERMANY - (1.63%)
         5,500    Lanxess*...................................................................        113,243
                                                                                               -------------
     HONG KONG - (2.56%)
        49,600    China Merchants Holdings International Company, Ltd. ......................         96,862
        37,300    Cosco Pacific, Ltd.........................................................         80,900
                                                                                               -------------
                                                                                                     177,762
     LUXEMBOURG - (3.63%)
         4,400    Tenaris S.A., ADR..........................................................        251,460
                                                                                               -------------
     NETHERLANDS - (19.99%)
        11,400    Heineken Holding NV, Class A...............................................        326,138
         8,000    Hunter Douglas NV..........................................................        383,550
        11,500    Koninklijke (Royal) Philips Electronics NV, NY Shares......................        285,085
         3,000    Unilever NV, NY Shares.....................................................        193,290
        11,128    Wolters Kluwer NV, CVA.....................................................        197,993
                                                                                               -------------
                                                                                                   1,386,056
     SOUTH KOREA - (7.38%)
           270    Amorepacific Corp. ........................................................         67,280
            70    Lotte Chilsung Beverage Co., Ltd. .........................................         69,467
            80    Lotte Confectionery Co., Ltd. .............................................         51,682
         1,080    Nong Shim Holdings Co., Ltd. ..............................................         83,669
         9,000    SK Telecom Co., Ltd., ADR..................................................        175,140
         1,700    Tae Young Corp. ...........................................................         64,009
                                                                                               -------------
                                                                                                     511,247
     SWITZERLAND - (4.38%)
         1,480    Kuehne & Nagel International AG, Registered................................        303,568
                                                                                               -------------
     UNITED KINGDOM - (10.65%)
        13,187    Diageo PLC.................................................................        195,396
        70,000    Rentokil Initial PLC.......................................................        209,702
        18,000    Telewest Global, Inc.*.....................................................        333,090
                                                                                               -------------
                                                                                                     738,188
                                                                                               -------------

DAVIS GLOBAL FUND SCHEDULE OF INVESTMENTS - Continued At April 30, 2005 (Unaudited)

==============================================================================================================
                                                                                                     VALUE
   SHARES/PRINCIPAL                                  SECURITY                                      (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)

     UNITED STATES - (26.23%)
         5,500    AFLAC Inc.................................................................   $     223,575
         9,800    American International Group, Inc. ........................................        498,330
         3,100    IDEXX Laboratories, Inc.*..................................................        176,064
         7,000    Iron Mountain Inc.*........................................................        207,900
         3,200    Mohawk Industries, Inc.*...................................................        248,992
         4,200    NTL Inc.*..................................................................        268,695
        15,200    ServiceMaster Co. .........................................................        195,016
                                                                                               -------------
                                                                                                   1,818,572
                                                                                               -------------

                        Total Common Stocks - (identified cost $6,807,989)...................      6,745,695
                                                                                               -------------

SHORT TERM INVESTMENTS - (3.95%)

$      126,000    Banc of America Securities LLC Joint Repurchase Agreement, 2.97%,
                     05/02/05, dated 04/29/05, repurchase value of $126,031
                     (collateralized by: U.S. Government Agency obligations in a pooled cash
                     account, total market value $128,520)...................................        126,000
       148,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.97%,
                     05/02/05, dated 04/29/05, repurchase value of $148,037
                     (collateralized by: U.S. Government Agency obligations in a pooled cash
                     account, total market value $150,960)...................................        148,000
                                                                                               -------------

                        Total Short Term Investments - (identified cost $274,000)............        274,000
                                                                                               -------------

                  Total Investments - (identified cost $7,081,989) - (101.26%) (a)...........      7,019,695
                  Liabilities Less Other Assets - (1.26%)....................................        (87,431)
                                                                                               -------------
                        Net Assets - (100%)..................................................  $   6,932,264
                                                                                               =============

* Non income-producing security.

(a) Aggregate cost for Federal Income Tax purposes is $7,081,989. At April 30,
2005, unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes was as follows:

                  Unrealized appreciation....................................................  $     250,109
                  Unrealized depreciation....................................................       (312,403)
                                                                                               -------------
                        Net unrealized depreciation.........................................   $     (62,294)
                                                                                               =============

SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS GLOBAL FUND
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005 (Unaudited)

==============================================================================================================
ASSETS:

     Investments in securities, at value (identified cost $7,081,989)
         (see accompanying Schedule of Investments).......................................   $       7,019,695
     Cash ................................................................................               2,629
     Dividends and interest receivable....................................................               5,367
     Prepaid expenses.....................................................................               1,801
                                                                                             -----------------
              Total assets................................................................           7,029,492
                                                                                             -----------------

LIABILITIES:
     Payable for investment securities purchased..........................................              83,725
     Accrued expenses ....................................................................               9,474
     Accrued management fee...............................................................               4,029
                                                                                             -----------------
              Total liabilities...........................................................              97,228
                                                                                             -----------------

NET ASSETS ...............................................................................   $       6,932,264
                                                                                             =================

NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $          34,725
     Additional paid-in capital...........................................................           6,946,843
     Undistributed net investment income..................................................              16,196
     Net unrealized depreciation on investments...........................................             (62,294)
     Accumulated net realized loss from foreign currency transactions.....................              (3,206)
                                                                                             -----------------
              Net assets..................................................................   $       6,932,264
                                                                                             =================

     CLASS A SHARES
         Net assets.......................................................................   $       6,930,122
         Shares outstanding...............................................................         694,280.028
         Net asset value and redemption price per share ..................................           $    9.98
                                                                                                     =========
         Maximum offering price per share (100/95.25 of $9.98)*...........................           $   10.48
                                                                                                     =========
     CLASS B SHARES
         Net assets.......................................................................   $           1,071
         Shares outstanding...............................................................             107.500
         Net asset value and redemption price per share ..................................           $    9.96
                                                                                                     =========
     CLASS C SHARES
         Net assets.......................................................................   $           1,071
         Shares outstanding...............................................................             107.500
         Net asset value and redemption price per share ..................................           $    9.96
                                                                                                     =========


* On purchases of $100,000 or more, the offering price is reduced.



SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS GLOBAL FUND
STATEMENT OF OPERATIONS
For the period from December 22, 2004 (commencement of operations) to April 30, 2005 (Unaudited)

====================================================================================================================================
INVESTMENT INCOME:

     Income:
         Dividends (Net of foreign withholding taxes of $4,550)...........................   $          35,953
         Interest.........................................................................               5,682
                                                                                             -----------------
                 Total income.............................................................              41,635

     Expenses:
         Management fees (Note 3)........................................  $        14,506
         Custodian fees..................................................            7,241
         Transfer agent fees
              Class A....................................................            4,204
              Class B....................................................                2
              Class C....................................................                2
         Audit fees......................................................            6,000
         Legal fees......................................................                5
         Accounting fees (Note 3)........................................              500
         Reports to shareholders ........................................            2,121
         Directors' fees and expenses ...................................               50
         Registration and filing fees ...................................            2,500
         Miscellaneous ..................................................            3,860
         Payments under distribution plan (Note 4)
              Class B....................................................                3
              Class C....................................................                3
                                                                           ---------------
                  Total expenses..........................................................              40,997
                  Expenses paid indirectly (Note 6).......................................                 (51)
                  Reimbursement of expenses by adviser (Note 3)...........................             (20,625)
                                                                                             -----------------
                  Net expenses............................................................              20,321
                                                                                             -----------------
                      Net investment income ..............................................              21,314
                                                                                             -----------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized loss from:
         Foreign currency transactions....................................................              (3,206)
     Net increase in unrealized depreciation of investments...............................             (62,294)
                                                                                             -----------------
         Net realized and unrealized loss on investments and foreign currency.............             (65,500)
                                                                                             -----------------
                  Net decrease in net assets resulting from operations ...................   $         (44,186)
                                                                                             =================





SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS GLOBAL FUND
STATEMENT OF CHANGES IN NET ASSETS

==============================================================================================================

                                                                           DECEMBER 22, 2004
                                                                             (COMMENCEMENT
                                                                             OF OPERATIONS)
                                                                                THROUGH
                                                                            APRIL 30, 2005
                                                                              (UNAUDITED)
                                                                              -----------

OPERATIONS:
     Net investment income.............................................   $         21,314
     Net realized loss from foreign currency transactions..............             (3,206)
     Net increase in unrealized depreciation of investments............            (62,294)
                                                                          ----------------
         Net decrease in net assets resulting
              from operations..........................................            (44,186)

DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:

     Net investment income:
         Class A  .....................................................             (5,118)

CAPITAL SHARE TRANSACTIONS:

     Net increase in net assets resulting from capital share transactions (Note
         5):

         Class A  .....................................................          6,979,418
         Class B  .....................................................              1,075
         Class C  .....................................................              1,075
                                                                          ----------------
         Total increase in net assets..................................          6,932,264

NET ASSETS:

     Beginning of period...............................................              -
                                                                          ----------------
     End of period (including undistributed net investment income of
         $16,196) .....................................................   $      6,932,264
                                                                          ================










SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS GLOBAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long term growth of capital. The Fund commenced operations on December 22, 2004. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS GLOBAL FUND
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2005 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

       Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

       Purchases of investment securities (excluding short-term securities) for the period ended April 30, 2005, were $6,797,496. There were no sales of investment securities (excluding short-term securities) for the period ended April 30, 2005.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

       Advisory fees are paid to Davis Advisors (the "Adviser") at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million and 0.55% of the average net assets in excess of $500 million. Management fees paid during the period ended April 30, 2005, approximated 0.75% of average net assets.

DAVIS GLOBAL FUND
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2005 (Unaudited)

================================================================================

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

       State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the period ended April 30, 2005 amounted to $25. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee amounted to $500 for the period ended April 30, 2005. The Adviser has agreed to reimburse certain expenses incurred by the Fund in the current fiscal period that amounted to $20,625. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

       Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

       CLASS A SHARES

       Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the period ended April 30, 2005, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received no commissions earned on sales of Class A shares of the Fund.

       The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. There was no service fee for Class A shares of the Fund for the period ended April 30, 2005.

       CLASS B SHARES

       Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

       The Fund pays a distribution fee to reimburse Davis Distributors, LLC (the "Distributor") for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

DAVIS GLOBAL FUND
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2005 (Unaudited)

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - CONTINUED

       CLASS B SHARES - CONTINUED

       During the period ended April 30, 2005, Class B shares of the Fund made distribution payments of $3. During the period ended April 30, 2005, there were no payments made for service fees.

       There were no commission advances by the Distributor during the period ended April 30, 2005 on the sale of Class B shares of the Fund.

       The Distributor intends to seek payment from Class B shares of the Fund in the amount of $64, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

       A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the period ended April 30, 2005, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

       CLASS C SHARES

       Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

       During the period ended April 30, 2005, Class C shares of the Fund made distribution payments of $3. During the period ended April 30, 2005, there were no payments made for service fees. During the period ended April 30, 2005, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

DAVIS GLOBAL FUND
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2005 (Unaudited)

================================================================================

NOTE 5 - CAPITAL STOCK

       At April 30, 2005, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which shares are classified as Davis Global Fund. Transactions in capital stock were as follows:

CLASS A
-------

                                                         DECEMBER 22, 2004
                                                           (COMMENCEMENT
                                                          OF OPERATIONS)
                                                              THROUGH
                                                          APRIL 30, 2005
                                                            (UNAUDITED)
                                                 -------------------------------
                                                    SHARES           AMOUNT
                                                    ------           ------
Shares subscribed..............................        693,780   $     6,974,300
Shares issued in reinvestment of distributions.            500             5,118
                                                 -------------   ---------------
     Net increase..............................        694,280   $     6,979,418
                                                 =============   ===============


CLASS B
-------

                                                         DECEMBER 22, 2004
                                                           (COMMENCEMENT
                                                          OF OPERATIONS)
                                                              THROUGH
                                                          APRIL 30, 2005
                                                            (UNAUDITED)
                                                 -------------------------------
                                                    SHARES           AMOUNT
                                                    ------           ------
Shares subscribed..............................            108    $        1,075
                                                 -------------    --------------
     Net increase .............................            108    $        1,075
                                                 =============    ==============


CLASS C
-------

                                                         DECEMBER 22, 2004
                                                           (COMMENCEMENT
                                                          OF OPERATIONS)
                                                              THROUGH
                                                          APRIL 30, 2005
                                                            (UNAUDITED)
                                                 -------------------------------
                                                    SHARES           AMOUNT
                                                    ------           ------
Shares subscribed..............................            108    $        1,075
                                                 -------------    --------------
     Net increase .............................            108    $        1,075
                                                 =============    ==============


NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $51 during the period ended April 30, 2005.

DAVIS GLOBAL FUND
FINANCIAL HIGHLIGHTS
CLASSES A, B, & C
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.

                                                   CLASS A              CLASS B             CLASS C
                                                   -------              -------             -------

                                              DECEMBER 22, 2004    DECEMBER 22, 2004   DECEMBER 22, 2004
                                                (COMMENCEMENT        (COMMENCEMENT       (COMMENCEMENT
                                               OF OPERATIONS)       OF OPERATIONS)      OF OPERATIONS)
                                                   THROUGH              THROUGH             THROUGH
                                               APRIL 30, 2005       APRIL 30, 2005      APRIL 30, 2005
                                                 (UNAUDITED)          (UNAUDITED)         (UNAUDITED)
                                                 -----------          -----------         -----------
Net Asset Value, Beginning of Period...........    $ 10.00              $ 10.00             $ 10.00
                                                   -------              -------             -------

Loss From Investment Operations
-------------------------------
     Net Investment Income.....................       0.04                 - (4)               - (4)
     Net Realized and Unrealized Losses........      (0.04)               (0.04)              (0.04)
                                                   -------              -------             -------
       Total From Investment Operations........       -                   (0.04)              (0.04)

Dividends and Distributions
---------------------------
     Dividends from Net Investment Income......      (0.02)                -                   -
                                                   -------              -------             -------

Net Asset Value, End of Period.................    $  9.98              $  9.96             $  9.96
                                                   =======              =======             =======

Total Return (1)...............................    (0.04)%              (0.40)%             (0.40)%

Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted)...     $6,930                   $1                    $1
     Ratio of Expenses to Average Net Assets...  1.05%*(3)            2.05%*(3)             2.05%*(3)
     Ratio of Net Investment Income to Average
       Net Assets..............................     1.10%*               0.10%*                0.10%*
     Portfolio Turnover Rate(2)................         0%                   0%                    0%

(1) Assumes hypothetical initial investment on inception of offering, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Advisor not absorbed certain expenses the ratio of expenses to average net assets would have been 2.12%, 3.11%, and 3.11% for the period ended April 30, 2005 for Class A, Class B, and Class C, respectively.

(4) Less than 0.005 per share.


* Annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS GLOBAL FUND
FUND INFORMATION

================================================================================

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC's website at www.sec.gov.

FORM N-Q

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

================================================================================

PROCESS OF ANNUAL REVIEW

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2005 board meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2005 board meeting.

REASONS THE INDEPENDENT DIRECTORS APPROVED CONTINUATION OF DAVIS GLOBAL FUND'S ADVISORY AGREEMENTS

The Independent Directors determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements for Davis Global Fund, which were initially approved in September 2004.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors, some of which are mentioned below, could be equally or more important in assessing whether Davis Global Fund Shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Board who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Global Fund.

Because the Davis Global Fund began operations on December 22, 2004, the Independent Directors recognized that any performance measured over such a short time period would be of limited value. The Independent Directors believe that long-term measurement periods provide a more meaningful analysis of investment results and that these results should be compared to a large universe of competitive funds and indices. Notwithstanding this lack of performance data, the Independent Directors concluded that there is reasonable likelihood (based on Davis Advisors' long-term track record of producing above average investment results for other equity funds it oversees) that Davis Advisors will produce satisfactory results for shareholders of Davis Global Fund.

The Independent Directors believe that shareholders of Davis Global Fund should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven investment philosophy. Such a philosophy has been employed with good results by Davis Advisors in the management of other Davis equity funds.

The Independent Directors concluded that Davis Advisors' willingness to invest a substantial amount of its own money alongside and on the same terms as other shareholders in the Davis Global Fund is a good alignment of interest between Davis Advisors and Davis Global Fund shareholders.

DAVIS GLOBAL FUND
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - Continued

================================================================================

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover, (b) focus on tax efficiency, and (c) record of producing satisfactory after tax results for shareholders of funds with longer term records.

The Independent Directors acknowledged that Davis Advisors' commitment to fostering healthy investor behavior (and its record of doing so for other equity funds that it advises) by, among other things, providing informative and substantial educational material, may also benefit shareholders in Davis Global Fund.

The Independent Directors noted Davis Advisors' efforts to promote shareholder interests by actively speaking out on corporate governance issues, including management compensation practices and accounting practices.

The Independent Directors determined that the advisory fee for Davis Global Fund is reasonable in light of the nature, quality and extent of the services being provided to Davis Global Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider.

The Independent Directors considered the expense ratio for Davis Global Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Global Fund and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

The Independent Directors also noted that Davis Advisers provides a number of services to the Davis Funds in addition to investment management. Non-investment management services provided by Davis Advisors to the Davis Funds include (a) extensive customer service to Fund shareholders; (b) responsibility for complying with legal duties, and regulatory obligations; and (c) responsibility for general administrative and business services. Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, and (b) information regarding fees charged by Davis Advisors to other institutional clients including funds which it sub-advises and private accounts. This information included comparison of such fees with fees charged to the Davis Funds, as well as a detailed assessment of the differences in the services provided to other types of institutional clients. The Independent Directors noted that differences in the pricing of investment management services to different types of clients reflects meaningful differences in services provided.

The Independent Directors reviewed the profitability of each Davis Fund to Davis Advisors. Davis Global Fund, which began operations on December 22, 2004, did not yet have an operating history which could be reviewed, and had relatively modest assets.

DAVIS GLOBAL FUND
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - Continued

================================================================================

The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or third-party research services. If Davis Advisors determines to purchase such services, it pays for them using its own resources. Davis Advisors does not consider sale of fund shares in determining which broker-dealers are selected to execute portfolio transactions for funds which it manages.

DAVIS GLOBAL FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two
(72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &              12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                12         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware).
                                                   Feinblatt, Rothman,
                                                   Hoffberger and Hollander, LLC
                                                   (law firm).

THOMAS S. GAYNER   Director         director       Executive Vice                 12         none
(born 12/16/61)                     since 2004     President and Chief
                                                   Investment Officer,
                                                   Markel Corporation
                                                   (insurance company).

JERRY D. GEIST     Director         director       Chairman, Santa Fe             12         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprises;
                                                   development); Retired                     Member, Investment Committee
                                                   Chairman and                              for Microgeneration
                                                   President, Public                         Technology Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico

DAVIS GLOBAL FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  12         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company).

G. BERNARD         Director         director       Managing General               12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman, Cantrock             12         none
SMITH, JR.                          since 1994     Realty and Mayor,
(born 12/23/32)                                    Incorporated Village
                                                   of Mill Neck.

DAVIS GLOBAL FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner,               12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director, the Selected Funds
(born 3/28/51)                      since 1999     President and Chief                       (consisting of three
                                                   Financial Officer,                        portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative                            Iron Company, N.V.
                                                   Officer, Crate &                          (industrial construction and
                                                   Barrel (home                              engineering).
                                                   furnishings retailer);
                                                   former Vice President
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Member          12         none
(born 8/16/35)     Chairman         since 1994     of the Investment
                                                   Policy Committee and Member
                                                   of the International
                                                   Investment Committee, all for
                                                   Fiduciary Trust Company
                                                   International (money
                                                   management firm); Consultant
                                                   to Davis Selected Advisers,
                                                   L.P.

DAVIS GLOBAL FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED


ANDREW A. DAVIS    Director         director       President or Vice              15         Director, the Selected Funds
(born 6/25/63)                      since 1997     President of each                         (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director, the Selected Funds
DAVIS                               since 1997     Officer, President or                     (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                                DAVIS GLOBAL FUND
                  2949 East Elvira Road, Tucson, Arizona 85706

================================================================================

   DIRECTORS                     OFFICERS
   Wesley E. Bass, Jr.           Jeremy H. Biggs
   Jeremy H. Biggs                   Chairman
   Marc P. Blum                  Christopher C. Davis
   Andrew  A. Davis                  President
   Christopher C. Davis          Andrew A. Davis
   Thomas S. Gayner                  Vice President
   Jerry D. Geist                Kenneth C. Eich
   D. James Guzy                     Executive Vice President &
   G. Bernard Hamilton               Principal Executive Officer
   Robert P. Morgenthau          Sharra L. Reed
   Theodore B. Smith, Jr.            Vice President & Chief Compliance Officer
   Christian R. Sonne            Douglas A. Haines
   Marsha Williams                   Vice President
                                     & Principal Accounting Officer
                                 Thomas D. Tays
                                     Vice President & Secretary



INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P. O. Box 8406 Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202



--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT DAVIS GLOBAL FUND INCLUDING MANAGEMENT FEE, CHARGES, AND EXPENSES, SEE THE CURRENT PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279.
--------------------------------------------------------------------------------

Item 2.  Code of Ethics - Not Applicable

Item 3.  Audit Committee Financial Expert - Not Applicable

Item 4.  Principal Accountant Fees and Services - Not Applicable

Item 5.  Audit Committee of Listed Registrants - Not Applicable

Item 6.  Schedule of Investments - Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9. Purchase of Equity Securities by Closed-End Mangement Investment Company and Affiliated Purchases - Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 12. Exhibits

	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  July 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  July 6, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  July 6, 2005